SEGMENT INFORMATION (Schedule of Revenue by Geographic Region) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue, Major Customer [Line Items]
Revenues	$ 4,884,241	$ 3,224,796	$ 2,674,032
North America [Member]
Revenue, Major Customer [Line Items]
Revenues	2,999,284	2,096,314	1,775,590
Europe/Middle East/Africa [Member]
Revenue, Major Customer [Line Items]
Revenues	1,459,627	767,887	590,837
Asia Pacific [Member]
Revenue, Major Customer [Line Items]
Revenues	337,522	285,692	217,256
Latin America [Member]
Revenue, Major Customer [Line Items]
Revenues	$ 87,808	$ 74,903	$ 90,349